Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets and Goodwill - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Gross carrying value
Gross carrying value at beginning	$ 59,289,662	$ 59,607,958
Gross carrying value at ending	1,076,439	59,289,662
Gross carrying value, Additions
Gross carrying value, Derecognised on ‘Disposals of a subsidary	(68,500)	(318,129)
Gross carrying value, Write off	(59,216,654)
Gross carrying value, Exchange differences	60,886	167
Gross carrying value, Acquisation through business combination	1,132,817
Accumulated amortisation
Accumulated amortisation at beginning	24,030,158	12,135,754
Accumulated amortisation at ending	16,211	24,030,158
Net block	1,060,228	35,259,504
Accumulated amortisation, Charge for the year	16,211	11,894,518
Accumulated amortisation, Write off	(24,030,158)
Accumulated amortisation, Derecognised on ‘Disposals of a subsidary		(114)
Customer [Member]
Gross carrying value
Gross carrying value at beginning	59,216,654	59,216,654
Gross carrying value at ending		59,216,654
Gross carrying value, Write off	(59,216,654)
Accumulated amortisation
Accumulated amortisation at beginning	24,030,158	12,135,640
Accumulated amortisation at ending		24,030,158
Net block		35,186,496
Accumulated amortisation, Charge for the year		11,894,518
Accumulated amortisation, Write off	(24,030,158)
Goodwill [Member]
Gross carrying value
Gross carrying value at beginning	73,008	390,927
Gross carrying value at ending	736,946	73,008
Gross carrying value, Derecognised on ‘Disposals of a subsidary	(68,500)	(317,752)
Gross carrying value, Exchange differences	60,886	167
Gross carrying value, Acquisation through business combination	793,324
Accumulated amortisation
Accumulated amortisation at beginning
Accumulated amortisation at ending
Net block	736,946	73,008
Accumulated amortisation, Charge for the year
Softwares [Member]
Gross carrying value
Gross carrying value at beginning		377
Gross carrying value at ending	216
Gross carrying value, Derecognised on ‘Disposals of a subsidary		(377)
Gross carrying value, Acquisation through business combination	216
Accumulated amortisation
Accumulated amortisation at beginning		114
Accumulated amortisation at ending	54
Net block	162
Accumulated amortisation, Charge for the year	54
Accumulated amortisation, Derecognised on ‘Disposals of a subsidary		(114)
Intangible asset under development [Member]
Gross carrying value
Gross carrying value at beginning	166,587
Gross carrying value at ending	11,051	166,587
Gross carrying value, Additions	4,464	166,587
Gross carrying value, Write off	160,000
Accumulated amortisation
Accumulated amortisation at beginning
Accumulated amortisation at ending
Net block	11,051	$ 166,587
Commercial Rights [Member]
Gross carrying value
Gross carrying value at ending	339,277
Gross carrying value, Acquisation through business combination	339,277
Accumulated amortisation
Accumulated amortisation at ending	16,157
Net block	323,120
Accumulated amortisation, Charge for the year	$ 16,157